Income tax - Summary of Effective Tax Rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Reconciliation of average effective tax rate and applicable tax rate [abstract]
Loss before tax from continuing operations	$ (31,958)	$ (104,390)
Tax using the Company's domestic tax rate	(8,186)	(27,297)
Effect of tax rates in foreign jurisdictions	90	(75)
Tax rate changes and other adjustments	(588)	1,652
Share based compensation	642	2,596
Other non-deductible expenses	(92)	(42)
Scientific Research and Experimental Development	90	87
Business acquisition cost	0	470
Section 481(a) adjustment	0	136
Gain on contingent consideration	(753)	(591)
Stock options deduction revaluation adjustment	1,749	4,239
Goodwill impairment	5,623	23,756
Earn-out amortization	110	209
Current year losses for which no deferred tax asset is recognized	0	62
Recognition of previously unrecognized tax losses	(110)	(5)
Change in prior years position	(1,507)	1,193
Income tax (recovery) expense	$ (2,932)	$ 6,390